Commitments and contingencies	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies
30. Commitments and contingencies

Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. We also disclose any contingencies, which include guarantees that companies have given, where we pledge assets against current obligations that will remain for a specific period.
Contingent assets are disclosed where the Group concludes that an inflow of economic benefits is probable.

	2022	2021
	£m	£m
Future capital expenditure
Contracted for but not provided[1]	2,881	2,716
Energy purchase commitments[2]
Less than 1 year	1,386	1,255
In 1 to 2 years	1,366	894
In 2 to 3 years	1,219	975
In 3 to 4 years	1,189	959
In 4 to 5 years	1,088	896
More than 5 years	12,266	10,805
	18,514	15,784
Guarantees
Guarantee of sublease for US property (expires 2040)	149	149
Guarantees of certain obligations of Grain LNG (expire up to 2025)	31	33
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2059)	84	85
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	569	584
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	44	53
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2022)	130	170
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	1,177	1,276
Other guarantees and letters of credit (various expiry dates)	380	486
	2,564	2,836
1. Included within future capital expenditure is £205 million (2021: £186 million) pertaining to the UK Gas Transmission business.
2.    Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).
Through the ordinary course of our operations, we are party to various litigation, claims and investigations. We do not expect the ultimate resolution of any of these proceedings to have a material adverse effect on our results of operations, cash flows or financial position.
Contingent assets
In September 2021, a fire at the IFA interconnector station in Sellindge, Kent caused significant damage to infrastructure on site. This incident has resulted in claims under the Group’s insurance policy for the rebuild cost of the damaged property and lost revenue arising from the business interruption. The Group believes that a favourable outcome is probable. However, the contingent asset has not been recognised as a receivable at 31 March 2022 because receipt of the amount is dependent on the outcome of the reinsurers formally agreeing liability and signing off on the investigation report. As at 31 March 2022, the investigation report is with the reinsurers for review and the final amount and timing of any insurance proceeds is not known with certainty.
The exceptional environmental insurance recovery described in note 5 is the result of one of a number of legal proceedings that are ongoing between the Group and insurance companies who have provided historic cover over sites which were environmentally impacted in the past. Following the resolution of that claim, the Group has reassessed the likelihood of recovery in other similar legal proceedings and now believes that it is more likely than not that one or more of them will be successful. However, legal proceedings in each case still have a number of stages to complete, including in certain cases court proceedings.